SHARE CAPITAL AND SHARES ISSUABLE	12 Months Ended
Oct. 31, 2023
Share Capital And Shares Issuable
SHARE CAPITAL AND SHARES ISSUABLE

12.	SHARE CAPITAL AND SHARES ISSUABLE

The Company is authorized to issue an unlimited number of common shares at no par value and an unlimited number of preferred shares issuable in series.

During the year ended October 31, 2023, the following share transactions occurred:

12.1	200,000 Common Shares Issued to Settle Shares Issuable

On January 10, 2023, the Company issued 200,000 common shares with an aggregate fair value of $35,806, which was reported as issuable as at October 31, 2022, which represented a portion of consideration for the acquisition of Golden Harvests (Note 5).

12.2	10,151,250 Common Shares Issued to Settle Convertible Debentures

On July 13, 2023, the Company issued 10,151,250 common shares with an aggregate fair value of $2,428,656, as holders opted to convert their convertible debentures (Note 11.1.1).

12.3	1,022,025 Common Shares Issued to Settle Convertible Debentures

On August 30, 2023, the Company issued 1,022,025 common shares with an aggregate fair value of $270,133, as holders opted to convert their convertible debentures.

During the year ended October 31, 2022, the following share transactions occurred:

12.4	529,335 Common Shares Issued to Employees, Directors, and/or Consultants

The Company issued 529,335 common shares with a fair value of $59,796 for employment compensation, director services and consulting services.

12.5	13,166,400 Common Shares Issued in Private Placement for Proceeds of $1,300,000

On December 9, 2021, the Company closed the Private Placement, a non-brokered private placement of common shares, for total gross proceeds of $1,300,000 (CAD$1,645,800). The Private Placement resulted in the issuance of 13,166,400 common shares of Grown Rogue at a purchase price of CAD$0.125 per share. All common shares issued pursuant to the Private Placement were subject to a hold period of four months and one day. The CEO of Grown Rogue invested $300,000 in the Private Placement and received 3,038,400 common shares of the Company.

During the year ended October 31, 2021, the following share transactions occurred:

12.6	The Company issued 534,294 common shares with a fair value of $95,294 for employment compensation, director services and consulting services.

12.7	On February 5, 2021, the Company closed a non-brokered private placement of an aggregate total of 10,231,784 common shares with a fair value of $1,225,000. The private placement was raised in two tranches. In the first tranche, 2,031,784 common shares were issued for proceeds of $200,000. In the second tranche, 8,200,000 common shares and 8,200,000 warrants to purchase one common share were issued for proceeds of $1,025,000. All proceeds of the private placement were allocated to share capital, and costs of $15,148 incurred for this private placement were allocated to share capital.

12.8	The Company issued 25,000 shares with a fair value of $2,103 in order to extend an option payment as part of the Company’s acquisition of Golden Harvests (Note 8).

12.9	On January 14, 2021, the Company agreed to issue 400,000 shares with a fair value of $36,310 to a lender of Golden Harvests to support Golden Harvests’ business development.

12.10	The Company issued 600,000 common shares with an aggregate fair value of $107,461 to make payments towards the acquisition of Golden Harvests. Of the 600,000 common shares issued, 400,000 common shares were issued to satisfy milestone payments, and 200,000 common shares were issued to extend the due date of a milestone payment.

12.11	On March 5, 2021, The Company announced the completion of a brokered private placement offering through the issuance of an aggregate of 21,056,890 special warrants (each a “Special Warrant”), before the adjustment to 23,162,579 Special Warrants described below, at a price of CAD$0.225 (the “Issue Price”) per Special Warrant for aggregate gross proceeds of approximately $3,738,564 (CAD$4,737,800) (the “Offering”). Each Special Warrant entitled the holder thereof to receive, for no additional consideration, one unit of the Company (each, a “Unit”) on the exercise or deemed exercise of the Special Warrant. Each Unit was comprised of one common share of the Company and one warrant to purchase one common share of the Company. Each Special Warrant entitled the holder to receive upon the exercise or deemed exercise thereof, at no additional consideration, 1.10 Units (instead of one (1) Unit), if the Company had not received a receipt for a final short form prospectus qualifying distribution of the common shares and warrants (the “Qualifying Prospectus”) from the applicable securities regulatory authorities (the “Securities Commissions”) on or before April 5, 2021.

Each Special Warrant was to be deemed exercised on the date that was the earlier of: (i) the date that was three (3) days following the date on which the Company obtained receipt from the Securities Commissions for the Qualifying Prospectus underlying the Special Warrants and (ii) July 6, 2021. The Company obtained receipt for the Qualifying Prospectus on April 26, 2021. Accordingly, on April 30, 2021, the Company issued 23,162,579 Units, comprised of 23,162,579 common shares and 23,162,579 warrants to purchase one common share. The warrants entitle the holder to purchase one common share at an exercise price of CAD$0.30 for a period of two years.

Proceeds of $3,738,564 and expenses of $485,722 were allocated to share capital; also allocated to share capital were the expenses for fair value of Agent Warrants of $210,278.

12.12	The holders of convertible debentures converted an aggregate total of convertible debenture principal of $1,042,951 (CAD$1,311,111) at CAD$0.125 per share into 10,488,884 common shares with an aggregate fair value of $916,290. The value of derivative liabilities settled with the conversions allocated to equity was $1,833,731.